Significant Accounting Policies - Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets (Details)	Dec. 31, 2025
Office furniture and equipment [Member] | Minimum [Member]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets [Line Items]
Property and equipment useful life of assets at annual rates	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets [Line Items]
Property and equipment useful life of assets at annual rates	20.00%
Computer and peripheral equipment [Member]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets [Line Items]
Property and equipment useful life of assets at annual rates	33.00%
Machinery and equipment [Member] | Minimum [Member]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets [Line Items]
Property and equipment useful life of assets at annual rates	7.00%
Machinery and equipment [Member] | Maximum [Member]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets [Line Items]
Property and equipment useful life of assets at annual rates	33.00%
Equipment on Operating lease [Member]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets [Line Items]
Property and equipment useful life of assets at annual rates	14.00%	[1]
Leasehold Improvements [Member]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets [Line Items]
Property and equipment useful life of assets at annual rates		[2]
Building and land [Member]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets [Line Items]
Property and equipment useful life of assets at annual rates		[3]

[1]	Equipment on lease (AIC) is stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of the equipment on lease, which is determined to be 7 years. The Company records a write-off provision for any excess, lost or damaged equipment when warranted based on an assessment of the equipment. Write-offs for equipment are included in cost of revenues.
[2]	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.
[3]	Building and land consist of land and an ink manufacturing plant. In September 2018, the Company purchased the land which includes long-term leasehold rights, with a lease term of 49 years, which may be renewed for an additional 49 years. The manufacturing plant useful life is 25 years.